4. STOCKHOLDERS' DEFICIT (Details 3) - Warrants - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Outstanding, January 1, 2015	29,796,154	11,258,939
Issuances	2,249,422	19,238,727
Canceled / Expired	(3,590,522)	(501,512)
Exercised	0	(200,000)
Outstanding, March 31, 2015	28,455,054	29,796,154